Stockpiles and ore on leach pads, net (Details) - Minera Yanacocha SRL and subsidiary [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current portion -
Stockpiles	$ 77,296	$ 92,309
Current ore on leach pads	159,930	209,471
Provision for net realizable value adjustment	(40,588)	(75,423)
Current ore stockpiles	196,638	226,357
Non-current portion -
Stockpiles	32,362	41,997
Ore on leach pads	50,350	78,843
Provision for net realizable value adjustment	(21,952)	(8,951)
Non-current ore stockpiles	$ 60,760	$ 111,889